Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 39.7	$ 10.5	$ 60.8	$ 28.1	$ 45.1
Reinsurance
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	21.5	(28.3)
Reinsurance | Reinsurance Contracts [Axis]: LPT, accident years 2020 onwards
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(2.6)	1.2
Reinsurance | Reinsurance Contracts [Axis]: LPT, deferred gain
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	24.1	(29.5)
Insurance
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	18.2	38.8
Insurance | Reinsurance Contracts [Axis]: LPT, deferred gain
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	17.6	23.7
Insurance | Reinsurance Contracts [Axis]: LPT, offset post-LPT years
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 0.6	$ 15.1